Consolidated Balance Sheets - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents (Notes 2(f) and 11)	[1]	$ 23,573,000	$ 30,746,000
Trade accounts receivable, less allowance for doubtful accounts of $0 in, 2015 and $0 in 2014 (Notes 2(h) and 12(a))		0	0
Amounts due from related parties (Note 18(d))		58,000	130,000
Inventories (Note 2(i))		849,000	915,000
Other current assets (Notes 2(j) and 12(b))		2,949,000	3,958,000
Total current assets		27,429,000	35,749,000
Vessels and equipment (Notes 2(k), 2(l), 2(m), 13 and 18(f)):
Vessels		1,351,219,000	1,131,321,000
Less accumulated depreciation and amortization		(158,292,000)	(109,464,000)
Vessels and equipment, net		1,192,927,000	1,021,857,000
Goodwill (Notes 2(n), 8, and 22)		0	6,217,000
Deferred debt issuance cost (Note 2(o))		2,819,000	3,959,000
Derivative assets (Notes 2(p), 10 and 11)		695,000	2,966,000
Total assets		1,223,870,000	1,070,748,000
Current liabilities:
Trade accounts payable (Note 18(e))		1,995,000	1,869,000
Accrued expenses (Note 15)		3,888,000	2,735,000
Current portion of long-term debt (Notes 11 and 16)		49,684,000	38,718,000
Current portion derivative liabilities (Notes 2(p), 10 and 11)		5,138,000	7,450,000
Income taxes payable (Notes 2(q) and 17)		249,000	362,000
Current portion of contract liabilities (Notes 2(n) and 14)		1,518,000	1,518,000
Prepaid charter and deferred revenue (Note 2(r))		3,365,000	6,751,000
Amount due to related parties (Note 18(d))		848,000	628,000
Total current liabilities		66,685,000	60,031,000
Long-term liabilities:
Long-term debt (Notes 11 and 16)		622,006,000	562,503,000
Derivative liabilities (Notes 2(p), 10 and 11)		1,232,000
Contract liabilities (Notes 2(n) and 14)		9,757,000	11,275,000
Deferred tax liabilities (Notes 2(q) and 17)		877,000	1,402,000
Long-term debt from related parties (Notes 11, 16 and 18)			12,000,000
Other long-term liabilities (Note 2(r))		2,543,000	4,172,000
Total liabilities		$ 703,100,000	$ 651,383,000
Commitments and contingencies (Notes 2(s) and 19)
Partners' capital:
General partner interest		$ 10,295,000	$ 8,141,000
Total partners' capital		520,770,000	419,365,000
Total liabilities and equity		1,223,870,000	1,070,748,000
Common Units [Member]
Partners' capital:
Common and subordinated unitholders		411,317,000	307,544,000
Total partners' capital		411,317,000	307,544,000
Subordinated Units [Member]
Partners' capital:
Common and subordinated unitholders		99,158,000	103,680,000
Total partners' capital		$ 99,158,000	$ 103,680,000

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows